Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Premises and equipment	$ 5,452	$ 4,861
Accumulated depreciation	(2,677)	(2,208)
Premises and equipment, net	2,775	2,653
Land and Land Improvements [Member]
Premises and equipment	292	292
Building [Member]
Premises and equipment	1,619	1,568
Leasehold Improvements [Member]
Premises and equipment	649	584
Furniture and Fixtures [Member]
Premises and equipment	$ 2,892	$ 2,417